Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes On Income
Schedule of adjustment between the theoretical tax amount and the tax amount
	For the year ended December 31,
	2015	2016	2017
	Thousand NIS	Thousand NIS	Thousand NIS
Loss before taxes on income	(20,992)	(34,470)	(63,005)
Statutory tax rate	26.5%	25%	24%
Theoretical tax benefit	(5,563)	(8,618)	(15,121)
Increase in tax liability due to:
Unrecognized expenses	1,598	2,449	2,264
Losses and benefits for tax purposes for which no deferred taxes were recorded	3,965	6,169	12,857
Taxes on income	-	-	-